Corporate Income Taxes-Changes to Net Deferred Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 263	$ 733
Deferred tax benefit (expense) for the year recorded in income	669	(331)	$ 3
Deferred tax benefit (expense) for the year recorded in equity	212	(60)	193
Acquired in business combinations		(56)
Disposed in divestitures	9
Other	(41)	(23)
Ending balance	$ 1,112	$ 263	$ 733